Offerings - Offering: 1	Aug. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Phillips Edison & Company, Inc.Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240
Offering Note
The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price of $400,000,000. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-284765), filed on February 7, 2025, except with respect to unsold securities that have been previously registered.